Employee Benefit Expenses - Schedule of The Current Life Expectancy After Retirement (Details) - HMH Holding BV And Subsidiaries [Member]	Dec. 31, 2025	Dec. 31, 2024
Male Pensioners [Member] | Norwegian Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan current life expectancy after retirement	23	22.8
Male Pensioners [Member] | German Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan current life expectancy after retirement	21	20.9
Female Pensioners [Member] | Norwegian Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan current life expectancy after retirement	26.3	26.1
Female Pensioners [Member] | German Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan current life expectancy after retirement	24.4	24.3